Segment Information	12 Months Ended
Jan. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information
Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker to make decisions about how to allocate resources and assess performance. We are a leading specialty retailer and offer a broad selection of quality, branded durable consumer goods and related services in addition to a proprietary credit solution for our core credit-constrained consumers. We have two operating segments: (i) retail and (ii) credit. Our operating segments complement one another. The retail segment operates primarily through our stores and website in the retail furniture and mattresses, home appliances, consumer electronics and home office products business. Our retail segment product offerings include furniture and mattresses, home appliances, consumer electronics and home office products from leading global brands across a wide range of price points. Our credit segment offers affordable financing solutions to a large, under-served population of credit-constrained consumers who typically have limited credit alternatives. Our operating segments provide customers the opportunity to comparison shop across brands with confidence in our competitive prices as well as affordable monthly payment options, next day delivery and installation in the majority of our markets, and product repair service. We believe our large, attractively merchandised retail stores and credit solutions offer a distinctive value proposition compared to other retailers that target our core customer demographic. The operating segments follow the same accounting policies used in our consolidated financial statements.
We evaluate a segment’s performance based upon operating income before taxes. Selling, general and administrative expense include the direct expenses of the retail and credit operations, allocated overhead expenses, and a charge to the credit segment to reimburse the retail segment for expenses it incurs related to occupancy, personnel, advertising and other direct costs of the retail segment which benefit the credit operations by sourcing credit customers and collecting payments. The reimbursement received by the retail segment from the credit segment is estimated using an annual rate of 2.5% times the average portfolio balance for each applicable period.
As of January 31, 2018, we operated retail stores in 14 states with no operations outside of the United States. No single customer accounts for more than 10% of our total revenues.
Financial information by segment is presented in the following tables:

	Year ended January 31, 2018
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$393,853	$—	$393,853
Home appliance	337,538	—	337,538
Consumer electronic	248,727	—	248,727
Home office	80,330	—	80,330
Other	17,426	—	17,426
Product sales	1,077,874	—	1,077,874
Repair service agreement commissions	100,383	—	100,383
Service revenues	13,710	—	13,710
Total net sales	1,191,967	—	1,191,967
Finance charges and other revenues	341	323,723	324,064
Total revenues	1,192,308	323,723	1,516,031
Costs and expenses:
Cost of goods sold	720,344	—	720,344
Selling, general and administrative expense(1)	316,325	134,088	450,413
Provision for bad debts	829	216,046	216,875
Charges and credits	13,331	—	13,331
Total costs and expenses	1,050,829	350,134	1,400,963
Operating income (loss)	141,479	(26,411)	115,068
Interest expense	—	80,160	80,160
Loss on early extinguishment of debt	—	3,274	3,274
Income (loss) before income taxes	$141,479	$(109,845)	$31,634
Additional Disclosures:
Property and equipment additions	$16,876	$42	$16,918
Depreciation expense	$30,065	$741	$30,806
	January 31, 2018
(in thousands)	Retail	Credit	Total
Total assets	$344,327	$1,556,472	$1,900,799

	Year ended January 31, 2017
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$421,055	$—	$421,055
Home appliance	358,771	—	358,771
Consumer electronic	293,685	—	293,685
Home office	92,404	—	92,404
Other	20,282	—	20,282
Product sales	1,186,197	—	1,186,197
Repair service agreement commissions	113,615	—	113,615
Service revenues	14,659	—	14,659
Total net sales	1,314,471	—	1,314,471
Finance charges and other revenues	1,569	280,808	282,377
Total revenues	1,316,040	280,808	1,596,848
Costs and expenses:
Cost of goods sold	823,082	—	823,082
Selling, general and administrative expense(1)	326,078	134,818	460,896
Provision for bad debts	990	241,304	242,294
Charges and credits	6,478	—	6,478
Total costs and expenses	1,156,628	376,122	1,532,750
Operating income (loss)	159,412	(95,314)	64,098
Interest expense	—	98,615	98,615
Income (loss) before income taxes	$159,412	$(193,929)	$(34,517)
Additional Disclosures:
Property and equipment additions	$46,374	$182	$46,556
Depreciation expense	$28,063	$783	$28,846
	January 31, 2017
(in thousands)	Retail	Credit	Total
Total assets	$332,611	$1,608,523	$1,941,134

	Year ended January 31, 2016
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$409,788	$—	$409,788
Home appliance	356,634	—	356,634
Consumer electronic	312,009	—	312,009
Home office	101,365	—	101,365
Other	19,338	—	19,338
Product sales	1,199,134	—	1,199,134
Repair service agreement commissions	109,730	—	109,730
Service revenues	13,725	—	13,725
Total net sales	1,322,589	—	1,322,589
Finance charges and other revenues	1,639	288,950	290,589
Total revenues	1,324,228	288,950	1,613,178
Costs and expenses:
Cost of goods sold	833,126	—	833,126
Selling, general and administrative expense(1)	313,694	122,421	436,115
Provision for bad debts	791	221,386	222,177
Charges and credits	8,044	—	8,044
Total cost and expenses	1,155,655	343,807	1,499,462
Operating income (loss)	168,573	(54,857)	113,716
Interest expense	—	63,106	63,106
Loss from early extinguishment of debt	—	1,367	1,367
Income (loss) before income taxes	$168,573	$(119,330)	$49,243
Additional Disclosures:
Property and equipment additions	$63,262	$143	$63,405
Depreciation expense	$21,995	$711	$22,706
	January 31, 2016
(in thousands)	Retail	Credit	Total
Total assets	$314,857	$1,710,443	$2,025,300

(1)
For the years ended January 31, 2018, 2017 and 2016, the amount of overhead allocated to each segment reflected in selling, general and administrative expense was $27.6 million, $24.5 million and $16.7 million, respectively. For the years ended January 31, 2018, 2017 and 2016, the amount of reimbursement made to the retail segment by the credit segment was $37.4 million, $38.8 million and $36.4 million, respectively.